OCEAN PARK HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
95,560	Invesco Senior Loan ETF	$1,978,092
128,631	iShares Broad USD High Yield Corporate Bond ETF	4,734,907
6,562	iShares J.P. Morgan USD Emerging Markets Bond ETF	594,452
24,991	VanEck J. P. Morgan EM Local Currency Bond ETF	596,285
	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,945,501)	7,903,736

	TOTAL INVESTMENTS - 99.8% (Cost $7,945,501)	$7,903,736
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	14,488
	NET ASSETS - 100.0%	$7,918,224

ETF	- Exchange-Traded Fund

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